Related parties (Tables) - Sociedad Minera Cerro Verde S.A.A.	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Schedule of accounts receivable from related parties and accounts payable to related parties

Accounts receivable from related parties and accounts payable to related parties are made up as follows:

	December 31, 2024	December 31, 2023
	US$(000)	US$(000)

Accounts receivable from related parties
Parent Company
FMC (a)	517,555	531,978
Other related parties
Sumitomo (b)	14,966	9,902
Climax Molybdenum Marketing Corporation (c)	7,648	1,663
Sociedad Contractual Minera el Abra	—	7
Embedded derivatives
Embedded derivatives (d)	(37,604)	37,435

Total accounts receivable from related parties	502,565	580,985

Classification by measurement
Accounts receivables from related parties (subject to provisional pricing)	396,931	434,820
Accounts receivables from related parties (not subject to provisional pricing)	143,238	108,730
Embedded derivatives (d)	(37,604)	37,435

	502,565	580,985

Accounts payable to related parties
Parent Company
FMC	2,617	330
Other related parties
Freeport-McMoRan Sales Company Inc.	2,811	2,938
Minera Freeport-McMoRan South America Ltda	195	182
Minera Freeport-McMoRan South America SAC	—	18

Total accounts payable to related parties	5,623	3,468
(a)

Accounts receivable from FMC mainly correspond to sales of copper concentrate and copper cathode. The Company has a long-term agreement with FMC through which it has committed to sell between 70% and 80% of its annual copper concentrate production through December 31, 2021, and will continue in force until one of the parties communicates its intention to terminate with an advance written notice of at least 24 months. Terms of the contract are reviewed annually.

(b)

The Company has a long-term agreement with Sumitomo through which it has committed to sell 21% of its annual copper concentrate production through December 31, 2021, and will continue in force until one of the parties communicates its intention to terminate with an advance written notice of at least 24 months. Terms of the contract are reviewed annually.

(c)

The Company has a long-term agreement with Climax Molybdenum Marketing Corporation (a wholly owned subsidiary of FMC) through which it has committed to sell 100% of its annual molybdenum concentrate production, at a price based on MWDO and under incoterm CIF from February 1, 2020, through January 31, 2022. A new agreement with the same terms began on February 1, 2022, until January 31, 2023, and will continue in force until one of the parties communicates its intentions to terminate with a written notice.

(d)	Reflects the embedded derivative adjustment associated with accounts receivable from related parties (see Note 2(d) and 21).

Summary of the transactions with related entities that affected results (not including copper and molybdenum sales)

The following is a summary of the transactions with related entities that affected results (not including copper and molybdenum sales described in Note 14) for the year ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Revenues
Supplies	360	—	2
Reimbursement of expenses	17	344	747
	377	344	749

Expenses
Reimbursement of information technology services	27,878	25,055	22,023
Commissions	9,782	11,347	10,550
Management fee (see Note 15)	3,227	3,098	2,540
Stock-based compensation (a)	2,166	2,776	2,502
Supplies	97	6	7

	43,150	42,282	37,622

(a)

As indicated in the table above, during 2024, 2023 and 2022 the expense for stock-based compensation amounted to US$2.2 million, US$2.8 million and US$2.5 million, respectively. For the year ended as of December 31, 2024, 2023 and 2022 the related payments / settlements totaled US$2.1 million, US$2.8 million and US$3.4 million respectively. This activity resulted in a net decrease of US$0.1 million and US$0.9 million for the year ended December 31, 2024 and 2022, in “Other equity contributions” in the statements of changes in shareholders’ equity.